Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
April 30, 2025
AFCI-NPRT3-0625
1.800322.121
Common Stocks - 100.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 1.9%
Consumer Discretionary - 1.9%
Automobile Components - 1.9%
Aptiv PLC	150,090	8,564,135
BRAZIL - 1.3%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (a)	2,505	5,838,779
CANADA - 2.3%
Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Magna International Inc (United States) (b)	46,620	1,620,511
Hotels, Restaurants & Leisure - 1.3%
Restaurant Brands International Inc	87,375	5,630,003
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	83,300	2,929,942
TOTAL CANADA		10,180,456
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	2,057	1,139,432
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (a)	23,284	1,120,193
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
JD Sports Fashion PLC	1,757,600	1,840,621
UNITED STATES - 93.5%
Consumer Discretionary - 91.6%
Automobile Components - 0.3%
LCI Industries	19,050	1,468,374
Automobiles - 14.7%
General Motors Co	146,850	6,643,494
Tesla Inc (a)	208,770	58,906,543
		65,550,037
Broadline Retail - 24.6%
Amazon.com Inc (a)	562,674	103,768,340
Etsy Inc (a)	51,860	2,254,873
Ollie's Bargain Outlet Holdings Inc (a)	30,183	3,202,718
		109,225,931
Hotels, Restaurants & Leisure - 18.1%
Aramark	55,709	1,862,352
Booking Holdings Inc	2,184	11,136,828
Caesars Entertainment Inc (a)	59,751	1,616,861
Carnival Corp (a)	153,890	2,822,343
Chipotle Mexican Grill Inc (a)	132,960	6,717,139
Churchill Downs Inc	26,794	2,422,446
Domino's Pizza Inc	20,674	10,137,909
Hilton Worldwide Holdings Inc	46,245	10,427,323
Marriott International Inc/MD Class A1	34,449	8,218,842
McDonald's Corp	45,911	14,675,451
Penn Entertainment Inc (a)	87,125	1,326,042
Red Rock Resorts Inc Class A	63,150	2,696,505
Royal Caribbean Cruises Ltd	10,780	2,316,730
Starbucks Corp	48,730	3,900,837
		80,277,608
Household Durables - 5.1%
KB Home	43,920	2,372,997
PulteGroup Inc	51,870	5,320,825
Somnigroup International Inc (b)	168,675	10,299,296
TopBuild Corp (a)	15,895	4,701,105
		22,694,223
Specialty Retail - 23.9%
Academy Sports & Outdoors Inc	98,680	3,718,262
Dick's Sporting Goods Inc	51,889	9,741,641
Floor & Decor Holdings Inc Class A (a)	87,578	6,256,572
Gap Inc/The	77,250	1,691,775
Group 1 Automotive Inc	13,060	5,271,408
Home Depot Inc/The	56,263	20,282,249
Lowe's Cos Inc	88,992	19,895,052
O'Reilly Automotive Inc (a)	1,920	2,717,184
Restoration Hardware Inc (a)	8,300	1,527,449
Ross Stores Inc	64,170	8,919,630
Sally Beauty Holdings Inc (a)	158,720	1,291,981
TJX Cos Inc/The	113,009	14,541,998
Ulta Beauty Inc (a)	7,900	3,125,556
Wayfair Inc Class A (a)	19,985	602,747
Williams-Sonoma Inc	42,270	6,529,447
		106,112,951
Textiles, Apparel & Luxury Goods - 4.9%
Capri Holdings Ltd (a)	71,700	1,078,368
Deckers Outdoor Corp (a)	40,892	4,532,060
Lululemon Athletica Inc (a)	7,470	2,022,652
NIKE Inc Class B	84,112	4,743,917
PVH Corp	39,959	2,756,372
Skechers USA Inc Class A (a)	20,400	979,608
Tapestry Inc	81,414	5,751,899
		21,864,876
TOTAL CONSUMER DISCRETIONARY		407,194,000

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Dollar Tree Inc (a)	38,554	3,152,561
Performance Food Group Co (a)	14,992	1,209,255
		4,361,816
Industrials - 0.4%
Building Products - 0.4%
AZEK Co Inc/The Class A (a)	37,171	1,842,195
Materials - 0.5%
Construction Materials - 0.5%
James Hardie Industries PLC depository receipt (a)	97,596	2,290,793
TOTAL UNITED STATES		415,688,804
TOTAL COMMON STOCKS (Cost $242,349,928)		444,372,420

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	748,012	748,161
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	2,153,235	2,153,450
TOTAL MONEY MARKET FUNDS (Cost $2,901,611)			2,901,611

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $245,251,539)	447,274,031
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,760,264)
NET ASSETS - 100.0%	444,513,767

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,655	64,141,420	63,989,914	51,854	-	-	748,161	748,012	0.0%
Fidelity Securities Lending Cash Central Fund	3,858,000	76,111,654	77,816,204	3,737	-	-	2,153,450	2,153,235	0.0%
Total	4,454,655	140,253,074	141,806,118	55,591	-	-	2,901,611

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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